CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 2,000,282	$ 313,886	¥ (215,094)	¥ (1,034,510)
Adjustments for:
Revenue recognized on acceptance of cryptocurrency	(21,688)	(3,403)	0
Depreciation and amortization of property, equipment and software	11,009	1,728	11,852	13,704
Depreciation of operating lease assets	3,118	489	19,389	20,458
Foreign exchange gain	(9,668)	(1,517)	(14,094)	(9,636)
Provision of allowance for doubtful receivables	911	143	4,849	0
Deferred income tax benefits	(99,044)	(15,542)	0	0
Loss on disposal of property, equipment and software	47	7	96	0
Share-based compensation expense	491,461	77,120	2,950	270,242
Change in fair value of warrant liability	(190,178)	(29,843)	0	0
Investment income	(277)	(43)	(5,844)	(3,055)
Reduction in the carrying amount of the right-of-use assets	17,584	2,759	13,432	10,928
Interest of lease liabilities	1,613	253	1,938	1,746
Impairment charge to non-current financial investment	25	4	2,475	0
Impairment loss of cryptocurrency	1,061	166	0	0
Write-down of inventories	50,714	7,958	44,916	526,473
Changes in assets and liabilities:
Accounts receivable	6,761	1,061	(4,499)	20,815
Inventories	(787,554)	(123,584)	(93,760)	(157,326)
Prepayments and other current assets	(1,413,497)	(221,807)	(99,127)	(20,256)
Income tax receivable				27,054
Amount due from a related party				68
Other non-current assets	(426)	(67)	2,720	1,090
Prepaid interest expense and guarantee fee	246	39	(149)	7,873
Accounts payable	106,034	16,639	(61,643)	51,810
Notes payable	(13,963)	(2,191)	(13,499)	27,462
Contract liabilities	910,343	142,853	422,100	1,384
Income tax payable	148,719	23,337		(609)
Accrued liabilities and other current liabilities	247,940	38,907	29,591	(24,545)
Other non-current liabilities	(2,196)	(345)	8,020
Lease liabilities	(20,527)	(3,221)	(14,322)	(11,228)
Net cash provided by (used in) operating activities	1,438,850	225,786	42,297	(280,058)
Cash flows from investing activities:
Payment for short-term investments	0	0	(1,334,077)	(554,700)
Proceeds from disposal of short-term investments	62,663	9,833	1,288,540	546,750
Purchase of property, equipment and software	(37,708)	(5,917)	(2,176)	(8,380)
Proceeds from disposal of property, equipment and software	160	25	637
Payment for non-current financial investments	(20,000)	(3,138)	(2,500)
Net cash provided by (used in) investing activities	5,115	803	(49,576)	(16,330)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				669,559
Payment for repurchase of ordinary shares	(103,543)	(16,248)	(23,915)
Prepayment under share repurchase agreement	(573)	(90)	(16,146)
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance				544,122
Payment for cost of issuance	(5,705)	(895)	(6,879)
Proceeds from borrowings	0	0	152,000	200,000
Proceeds from Sale of Treasury Stock	45,728	7,176
Repurchase for tax withholdings on vesting of restricted share units	(24,508)	(3,846)
Proceeds from issuance of ordinary shares and warrants	1,029,455	161,544
Repayment of borrowings	(35,000)	(5,492)	(217,000)	(1,135,730)
Net cash provided by (used in) financing activities	905,854	142,149	(111,940)	277,951
Net increase (decrease) in cash and cash equivalents, and restricted cash	2,349,819	368,738	(119,219)	(18,437)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(13,919)	(2,184)	(9,823)	(1,927)
Cash and cash equivalents, and restricted cash at the beginning of year	395,804	62,110	524,846	545,210
Cash and cash equivalents, and restricted cash at the end of year	2,731,704	428,664	395,804	524,846
Supplemental disclosure of cash flow information:
Cash paid for interest	246	39	3,736	11,583
Cash paid for guarantee fee				7,145
Cash paid for income tax	433	68		3,510
Supplemental disclosure of non-cash investing and financing activities:
Transfer from inventory to operating lease assets	15,169	2,380	135,276	99,523
Transfer from operating lease assets to inventory	12,051	1,891	¥ 115,887	79,065
Mining equipment transfer from inventory to property, equipment and software	146,881	23,049
Accrued initial public offering related cost				¥ 7,493
Accrued tax withholdings on vesting of restricted share units	126,198	19,803
Revenue recognized on acceptance of cryptocurrency	¥ 21,688	$ 3,403